Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities
Net loss	$ (64,044)	$ (33,597)	$ (10,281)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,340	705	49
Amortization of lease incentive	(92)	(18)
Stock-based compensation	7,668	2,142	233
Warrant expense			33
Series B warrant mark-to-market expense	3,071	1,424	62
Other	(1)
Amortization of deferred debt issuance costs	19	0	1,814
Amortization of debt discount	131
Amortization of premium on marketable securities	107
Interest expense repaid in Series B preferred stock upon conversion of convertible notes			278
Loss on disposal of assets and other noncash income		(2)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,083)	(84)	(6)
Accounts payable	2,543	505	488
Clinical trial accrual	839	67
Accrued expenses	474	2,262	142
Deferred rent	7	67
Net cash used in operating activities	(49,021)	(26,529)	(7,174)
Investing activities
Purchases of property and equipment	(7,999)	(3,771)	(706)
Purchase of short-term investments	(54,889)
Net cash used in investing activities	(62,888)	(3,771)	(706)
Financing activities
Proceeds from issuance of note payable, net of issuance costs	9,828		925
Payment of debt issuance costs for long-term debt	(115)		24
Proceeds from exercise of stock options	157
Proceeds from exercise of warrants	3,780	265
Proceeds from issuance of common stock, net of issuance costs	112,117
Principal payments on capital lease	(251)	(146)	(73)
Restricted cash	(151)	(150)
Net cash provided by financing activities	150,141	15,069	28,633
Net increase (decrease) in cash and cash equivalents	38,232	(15,231)	20,753
Cash and cash equivalents at beginning of period	9,170	24,401	3,648
Cash and cash equivalents at end of period	47,402	9,170	24,401
Supplemental disclosures of cash flow information
Cash paid for interest	318	12	6
Cash paid for taxes	44	7	21
Non-cash investing and financing activities:
Non-cash additions to property and equipment	1,142	363	317
Series C Preferred Stock [Member]
Financing activities
Proceeds from issuance of preferred stock, net of issuance costs	25	15,100	27,757
Series D Preferred Stock [Member]
Financing activities
Proceeds from issuance of preferred stock, net of issuance costs	24,751
Series B Warrant [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Series B warrant mark-to-market expense	$ 3,071	$ 1,424	$ 76